Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Contract revenue	SFr 14,801	SFr 3,935	SFr 0
Total revenue	14,801	3,935	0
Operating expenses
Research & development expenses	(54,606)	(60,336)	(62,282)
General & administrative expenses	(15,305)	(15,789)	(17,910)
Other operating income/(expense), net	1,486	1,343	1,182
Total operating expenses	(68,425)	(74,782)	(79,010)
Operating loss	(53,624)	(70,847)	(79,010)
Financial income	1,044	69	6,485
Financial expense	(176)	(355)	(581)
Exchange differences	(1,467)	393	113
Finance result, net	(599)	107	6,017
Loss before tax	(54,223)	(70,740)	(72,993)
Income tax expense	(10)	(13)	(3)
Loss for the period	SFr (54,233)	SFr (70,753)	SFr (72,996)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.64)	SFr (0.85)	SFr (0.97)
Diluted loss per share for the period attributable to equity holders	SFr (0.64)	SFr (0.85)	SFr (0.97)